13F-HR
3/31/03

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York April 8, 2003

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value total:	$103,745


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

3609

208035

SH



Sole



208035


Transocean Inc

COM

G90078109

1023

50000

SH



Sole



50000


AOL Time Warner

COM

00184A105

1086

100000

SH



Sole



100000


Abercrombie and Fitch Co.

COM

002896207

7550

251400

SH



Sole



251400


Amgen Inc

COM

031162100

16718

290500

SH



Sole



290500


Chicago Bridge & Iron Co NV

COM

167250109

10968

675400

SH



Sole



675400


Citigroup Inc

COM

172967101

8613

250000

SH



Sole



250000


Duke Energy Corporation

COM

264399106

4362

300000

SH



Sole



300000


EMC Corporation

COM

268648102

3615

500000

SH



Sole



500000


Enpro Industries

COM

29355X107

3980

1000000

SH



Sole



1000000


Guidant Corporation

COM

401698105

3258

90000

SH



Sole



90000


Home Depot Inc

COM

437076102

5481

225000

SH



Sole



225000


Micron Technology

COM

595112103

1023

125620

SH



Sole



125620


Nike Class B

Class B

654106103

5142

100000

SH



Sole



100000


Pharmaceutical Resources Inc.
COM

717125108

1487

35000

SH



Sole



35000


Quest Diagnostics Inc

COM

74834L100

4775

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

2933

726000

SH



Sole



726000


Siebel Systems Inc

COM

826170102

2003

250000

SH



Sole



250000


Tenet Healthcare

COM

880336100

2505

150000

SH



Sole



150000


Titanium Metals Corporation

COM

888339108

2536

120000

SH



Sole



120000


USG Corp.

COM

903293405

8362

2010000

SH



Sole



2010000


Whitehall Jewellers Inc

COM

965063100

2718

319800

SH



Sole



319800

